Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Total compensation expense for all stock-based compensation plans
Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Outstanding restricted and deferred stock unit and award grants	$25.6	$26.0	$18.5
Unvested outstanding stock option grants	11.1	8.5	9.2

Total stock-based compensation expense	$36.7	$34.5	$27.7

Summary of activity in all stock based compensation plans
A summary of option activity under the Company's stock compensation plans as of and for the year ended December 31, 2011 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2011	6,253,118	$34.72	5.30	$100.1
Granted	725,071	51.24
Exercised	(1,176,125)	27.48
Forfeited	(24,108)	39.80
Expired	(20,500)	11.57

Outstanding at December 31, 2011	5,757,456	$38.36	4.55	$63.8

Vested at December 31, 2011 or expected to vest in the future	5,735,564	$38.33	4.53	$63.8

Exercisable at December 31, 2011	3,813,517	$34.78	3.22	$54.9

The fair values per share of option grants for the years ended December 31, 2011, 2010 and 2009 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2010	2009

Expected life (in years)	2.8	2.5	2.4
Risk-free interest rate	0.38%	0.46%	1.1%
Volatility	42.6%	43.8%	32.0%
Expected dividend yield	0.0%	0.0%	0.0%

    The Company determined the assumptions involving the expected life of its options and volatility rates based primarily on historical data and consideration of expectations for the future.
The above assumptions and market prices of the Company's common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2011	2010	2009

Grant-date fair value per option	$14.47	$11.78	$8.10
Intrinsic value of options exercised (dollars in millions)	$31.5	$63.4	$23.5
Average intrinsic value per share of options exercised	$26.79	$22.46	$19.26

A summary of restricted and deferred stock unit award activity under the Company's stock compensation plans as of and for the year ended December 31, 2011 is presented below:

Restricted and Deferred Stock Units	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2011	1,941,399	$35.02
Granted	682,246	50.67
Vested	(661,146)	50.89
Forfeited	(53,144)	38.99

Nonvested at December 31, 2011	1,909,355	$30.25

Total unrecognized compensation expense for all stock-based compensation plans

At
December 31, 2011

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$18.1

Weighted-average remaining expense recognition period (in years)	1.85

At December 31, 2011

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$34.7

Weighted-average remaining expense recognition period (in years)	1.56

Restricted and deferred stock units granted and vesting
Information on restricted and deferred stock units granted and vesting during the three years ended December 31, 2011 follows:

	Year Ended December 31,
	2011	2010	2009

Number of units granted with performance conditions	139,191	211,804	–
Intrinsic value of units vesting (dollars in millions)	$36.9	$29.2	$11.0
Total number of units granted	682,246	806,041	616,904
Weighted average grant date fair value per unit	$50.67	$41.81	$25.44